Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of debt outstanding
The debt outstanding related to senior notes and junior subordinated notes and the carrying value recorded in the Consolidated Balance Sheets at December 31, 2020 and 2019 was comprised as follows (in thousands):

			December 31, 2020		December 31, 2019
Issuer	Related Maturity Date	Commitment	Carrying Value	Fair Value	Carrying Value	Fair Value
Debt related to senior notes
PartnerRe Finance B LLC	Due 2029	$500,000	$496,168	$586,057	$495,614	$535,309
PartnerRe Ireland Finance DAC	Due 2026	€750,000	914,223	985,352	832,351	871,088
			$1,410,391	$1,571,409	$1,327,965	$1,406,397
Debt related to junior subordinated notes
PartnerRe Finance B LLC	Due 2050	$500,000	$494,251	$523,685	$—	$—
PartnerRe Finance II Inc.	Due 2066	$62,484	70,089	61,013	70,089	55,866
			$564,340	$584,698	$70,089	$55,866
Debt			$1,974,731	$2,156,107	$1,398,054	$1,462,263